Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement of comprehensive income [abstract]
Net income	$ 4,015	$ 1,481	$ 7,862	$ 4,990
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(79)	(989)	290	(806)
Provision for credit losses recognized in income	15	24	13	23
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(66)	(64)	(102)	(73)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(130)	(1,029)	201	(856)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(2,466)	2,937	(4,634)	3,348
Net foreign currency translation gains (losses) from hedging activities	1,035	(1,126)	1,827	(1,304)
Reclassification of losses (gains) on foreign currency translation to income	(7)	0	(7)	0
Foreign currency translation adjustments	(1,438)	1,811	(2,814)	2,044
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	669	(1,103)	796	(1,277)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	33	108	78	100
Net change in cash flow hedges	702	(995)	874	(1,177)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	938	457	1,719	(12)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	88	662	(36)	553
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(5)	20	(1)	21
Total items that will not be reclassified subsequently to income	1,021	1,139	1,682	562
Total other comprehensive income (loss), net of taxes	155	926	(57)	573
Total comprehensive income (loss)	4,170	2,407	7,805	5,563
Total comprehensive income attributable to:
Shareholders	4,173	2,404	7,810	5,555
Non-controlling interests	(3)	3	(5)	8
Total comprehensive income (loss)	4,170	2,407	7,805	5,563
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(49)	(147)	(2)	(92)
Provision for credit losses recognized in income	6	3	6	3
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(10)	(23)	(23)	(26)
Unrealized foreign currency translation gains (losses)	0	1	2	1
Net foreign currency translation gains (losses) from hedging activities	354	(384)	620	(446)
Net gains (losses) on derivatives designated as cash flow hedges	238	(394)	283	(457)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	12	39	28	36
Remeasurements of employee benefit plans	331	165	608	(2)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	31	237	(13)	198
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(1)	7	(1)	5
Total income tax expenses (recoveries)	$ 912	$ (496)	$ 1,508	$ (780)